Advances for Vessels Under Construction and Vessels, net (Narrative) (Details) $ in Thousands			6 Months Ended
	Feb. 15, 2024 USD ($)	Feb. 08, 2024 USD ($) Vessels	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Feb. 22, 2024 USD ($)	Jan. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Additions for vessel improvements			$ 25,008
Asset Acquisition [Line Items]
Number of vessels in agreement to acquire | Vessels		2
Commitment amount		$ 46,000
Purchase price of vessels	$ 8,050
Percent of paid in advance of purchase price	17.50%
Advances for vessels under construction			16,583				$ 0
Vessels under construction, capitalized interest			472
Disposal Groups, Including Discontinued Operations [Line Items]
Sale price of vessel					$ 23,300	$ 12,990
Gain (loss) from sale of vessels			1,572	$ 4,995
Deferred costs			$ 14,721				$ 15,278